ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

August 28, 2009	Jeremy T. McLeod
(617) 951-7647
(617) 235-9742 fax
Jeremy.McLeod@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                     Martin Currie Business Trust (File No.  811-08612)

Ladies and Gentlemen :

On behalf of Martin Currie Business Trust (the “Trust”), we are today filing pursuant to Rule 8b-16 of the Investment Company Act of 1940, as amended, Amendment No. 17 to the Trust’s Registration Statement on Form N-1A.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7647 or to George B. Raine of this firm at (617) 951-7556.

Sincerely,

/s/ Jeremy T. McLeod

Jeremy T. McLeod

Encl.
cc:	George B. Raine